Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
On December 22, 2017, “H.R.1,” known as the “Tax Cuts and Jobs Act", was signed into law. Among other things, the Tax Cuts and Jobs Act permanently lowered the corporate federal corporate income tax rate to 21% from the then existing maximum rate of 35%, effective January 1, 2018. As a result of the reduction of the federal corporate income tax rate to 21%, U.S. GAAP required companies to revalue certain tax-related assets and liabilities as of the date of enactment, with the resulting tax effects accounted for in the reporting period of enactment. This revaluation impacted Park’s net deferred tax liabilities and qualified affordable housing tax credit investments. This revaluation resulted in a $1.9 million tax benefit as a result of the revaluation of Park’s net deferred tax liabilities offset by $3.1 million in tax expense as a result of the accelerated amortization of qualified affordable housing tax credit investments.  The net effect of the Tax Cuts and Jobs Act was an increase to federal income tax expense at Park of $1.2 million in the fourth quarter of 2017.

Also on December 22, 2017, the U.S. Securities and Exchange Commission (“SEC”) released Staff Accounting Bulletin No. 118 (“SAB 118”) to address any uncertainty or diversity of views in practice in accounting for the income tax effects of the Act in situations where a registrant does not have the necessary information available, prepared, or analyzed in reasonable detail to complete this accounting in the reporting period that includes the enactment date. SAB 118 allowed for a measurement period not to extend beyond one year from the Act’s enactment date to complete the necessary accounting.

As of December 31, 2017, management recorded provisional amounts of deferred income taxes using reasonable estimates in one area where information necessary to complete the accounting was not available, prepared, or analyzed. Park's deferred tax liability for temporary differences associated with equity investments in partnerships was awaiting receipt of Schedules K-1 from outside preparers, which was necessary to determine our 2017 tax impact from these investments.

Management made no adjustments to deferred tax assets representing future deductions for accrued compensation that may be subject to new limitations under Internal Revenue Code Section 162(m) which, generally, limits the annual deduction for certain compensation paid to certain employees to $1.0 million.

All of these matters were finalized in 2018 with no material impact to the Corporation's federal income tax expense.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2018	2017
Deferred tax assets:
Allowance for loan losses	$10,818	$10,498
Accumulated other comprehensive loss – Pension plan	7,888	7,098
Accumulated other comprehensive loss – Unrealized losses on securities	5,347	946
Deferred compensation	2,896	2,744
OREO valuation adjustments	1,028	1,327
Net deferred loan fees	1,221	1,115
Deferred contract bonus	556	645
Nonvested equity-based compensation	1,567	1,069
Fixed assets	206	877
Net operating loss ("NOL") carryforward	4,663	—
Other	824	1,230
Total deferred tax assets	$37,014	$27,549
Deferred tax liabilities:
Deferred investment income	6,120	6,120
Pension Plan	19,133	19,076
MSRs	2,137	2,034
Partnership adjustments	630	460
Purchase accounting adjustments	769	166
Other	210	198
Total deferred tax liabilities	$28,999	$28,054
Net deferred tax asset (liability)	$8,015	$(505)

At of December 31, 2018, the Corporation has $19.4 million million of federal net operating loss carryforwards, and $19.3 million of North Carolina net operating loss carryforwards available that were obtained through the acquisition of NewDominion, the utilization of which are limited under Internal Revenue Code Section 382. These net operating losses begin to expire in 2030. The related deferred tax asset is $4.7 million.

Park performs an analysis to determine if a valuation allowance against deferred tax assets is required in accordance with GAAP.  Management has determined that it is not required to establish a valuation allowance against the December 31, 2018 or 2017 deferred tax assets in accordance with GAAP since it is more likely than not that the deferred tax asset will be fully utilized in future periods.

The components of the provision for federal income taxes are shown below:

December 31, (In thousands)	2018	2017	2016
Currently payable
Federal	$12,700	$20,660	$28,879
State	352	—	—
Amortization of qualified affordable housing projects	7,322	10,278	7,300

Deferred
Federal	481	3,289	581
State	57	—	—

Total	$20,912	$34,227	$36,760

The following is a reconciliation of income tax expense to the amount computed at the statutory federal corporate income tax rate of 21% for the year ended December 31, 2018, and 35% for the years ended December 31, 2017 and 2016.

	2018	2017	2016
Statutory federal corporate income tax rate	21.0%	35.0%	35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(1.8)%	(2.8)%	(1.3)%
Bank owned life insurance	(1.1)%	(1.4)%	(1.2)%
Investments in qualified affordable housing projects, net of tax benefits	(1.3)%	(1.9)%	(1.7)%
KSOP dividend deduction	(0.6)%	(1.0)%	(1.0)%
Impact of the Tax Cuts and Jobs Act (1)	—%	1.0%	—%
Non-taxable gain on NewDominion common stock	(0.6)%	—%	—%
State income tax, net of federal tax benefits	0.2%	—%	—%
Other	0.1%	—%	0.1%
Effective tax rate	15.9%	28.9%	29.9%

(1) As a result of the reduction of the federal corporate income tax rate to 21%, GAAP required companies to re-value certain tax-related assets and liabilities as of the date of enactment, with the resulting tax effects accounted for in the reporting period of enactment. This re-valuation resulted in a $1.9 million tax benefit as a result of the revaluation of Park’s net deferred tax liabilities and $3.1 million in tax expense as a result of accelerated amortization of qualified affordable housing tax credit investments. The net effect of the Tax Cuts and Jobs Act was an increase to federal income tax expense at Park of $1.2 million.

Park and its subsidiaries do not pay state income tax to the state of Ohio, but pay a franchise tax based on equity. The franchise tax expense is included in "State tax expense" on Park’s Consolidated Statements of Income. Park is also subject to state income tax in various states, including the state of North Carolina. State income tax expense is included in “Income taxes” on Park’s Consolidated Statements of Income. Park’s 2018 state income tax expense was $409,000.

Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2018	2017	2016
January 1 Balance	$664	$633	$558
Additions based on tax positions related to the current year	10	117	117
Additions for tax positions of prior years	781	—	38
Reductions for tax positions of prior years	—	(9)	—
Reductions due to statute of limitations	(229)	(77)	(80)
December 31 Balance	$1,226	$664	$633

The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in the future periods at December 31, 2018, 2017 and 2016 was $1.1 million, $506,000 and $482,000, respectively. Park does not expect the total amount of unrecognized tax benefits to significantly increase or decrease during the next year.

The expense related to interest and penalties recorded on unrecognized tax benefits in the Consolidated Statements of Income for the years ended December 31, 2018, 2017, and 2016 was $79,500, $3,500, and $1,500, respectively. The amount accrued for interest and penalties at December 31, 2018, 2017 and 2016 was $153,500, $74,000 and $70,500, respectively.

Park and its subsidiaries are subject to U.S. federal income tax and income tax in various state jurisdictions. The Corporation is subject to routine audits of tax returns by the Internal Revenue Service and states in which we conduct business. No material adjustments have been made on closed federal and state tax audits. Generally, all tax years ended prior to December 31, 2015 are closed to examination by federal and state taxing authorities.